INTANGIBLE ASSETS AND GOODWILL	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS AND GOODWILL
8.	INTANGIBLE ASSETS AND GOODWILL

Intangible assets, net

	December 31, 2014			December 31, 2013
	Cost	Accumulated amortization	Net book value	Cost	Accumulated amortization	Net book value

Patents	$11,431	$3,862	$7,569	$11,431	$3,119	$8,312
Software	1,298	963	335	1,496	1,053	443
License	731	731	-	731	487	244
	$13,460	$5,556	$7,904	$13,658	$4,659	$8,999

During the years ended December 31, 2014, 2013 and 2012 amortization of $1,235, $1,231 and $1,233 relating to the patents and software was charged to operations.

Based on the intangibles in service as of December 31, 2014, the estimated amortization expense for each of the next five years is as follows:

2015	$967
2016	794
2017	725
2018	698
2019	698
Thereafter	4,022

Goodwill

As of December 31, 2014 and 2013 the Company had goodwill of $6,498 related to the purchase of the assets of a predecessor company. We completed our annual goodwill impairment test in the fourth quarter of 2014 and determined that no impairment existed. In addition, we had no impairments of goodwill in prior years.